ACCOUNTS AND NOTES RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2023
ACCOUNTS AND NOTES RECEIVABLE, NET
Schedule of accounts and notes receivable, net

	As at December 31
	2022	2023	2023
	RMB	RMB	US$
Accounts receivable	950,666	1,078,242	151,867
Notes receivable	4,614	1,664	234
Allowance for credit losses	(263,956)	(250,104)	(35,226)
Accounts and notes receivable, net	691,324	829,802	116,875

Schedule of movements in allowance for credit losses

	As at December 31
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Balance at beginning of the year	(204,124)	(227,593)	(263,956)	(37,177)
Additions	(31,291)	(43,295)	(4,277)	(602)
Write-offs	7,822	6,932	18,129	2,553
Balance at end of the year	(227,593)	(263,956)	(250,104)	(35,226)